Dividend Restrictions and Statutory Financial Information - Subsidiary Statutory Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Statutory Accounting Practices [Line Items]
Restricted net assets of consolidated subsidiaries	$ 3,800.0
Bermuda
Statutory Accounting Practices [Line Items]
Minimum liquidity ratio percent (not less than)	75.00%
Minimum percentage reduction in total statutory capital without prior approval of Bermuda regulator (percent) (or more)	15.00%
Maximum percentage reduction in total statutory capital without prior approval of Bermuda regulator (percent) (or more)	25.00%
Minimum solvency requirement	$ 2,900.0	$ 1,900.0
United Kingdom
Statutory Accounting Practices [Line Items]
Minimum capital requirements	420.5	695.6
United States
Statutory Accounting Practices [Line Items]
Minimum levels of risk-based capital	362.2	488.3
Liechtenstein
Statutory Accounting Practices [Line Items]
Minimum solvency requirement	$ 97.6	$ 119.0